Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 13, 2021
Registrant Name	ADVISER MANAGED TRUST
Entity Central Index Key	0001502608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 13, 2021
Document Effective Date	Sep. 13, 2021
Prospectus Date	Sep. 13, 2021
Diversified Equity Fund | Diversified Equity Fund
Prospectus:
Trading Symbol	DAACX
Core Fixed Income Fund | Core Fixed Income Fund
Prospectus:
Trading Symbol	AAEYX
Enhanced Fixed Income Fund | Enhanced Fixed Income Fund
Prospectus:
Trading Symbol	AAEZX